United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended  December 31, 2008.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	2/6/09

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      338    23500 SH       SOLE                    23500
AFLAC                          COM              001055102      308     6725 SH       SOLE                     6725
AT&T Inc                       COM              00206R102     1139    39969 SH       SOLE                    39969
Alliance-Bernstein Holding LP  COM              01881G106      358    17230 SH       SOLE                    17230
Apple Inc                      COM              037833100     1931    22630 SH       SOLE                    22630
Baker Hughes                   COM              057224107      888    27705 SH       SOLE                    27705
Baxter International           COM              071813109     1170    21830 SH       SOLE                    21830
ChevronTexaco                  COM              166764100      724     9790 SH       SOLE                     9790
Cisco Systems                  COM              17275R102     1032    63318 SH       SOLE                    63318
Colgate-Palmolive              COM              194162103      703    10260 SH       SOLE                    10260
ConocoPhillips                 COM              20825C104     1777    34297 SH       SOLE                    34297
Corporate Office Properties Tr COM              22002T108     1556    50675 SH       SOLE                    50555
Covance                        COM              222816100     1470    31925 SH       SOLE                    31925
Danaher                        COM              235851102     2558    45189 SH       SOLE                    45189
Dun & Bradstreet               COM              26483E100      913    11820 SH       SOLE                    11820
Emerson Electric               COM              291011104      414    11300 SH       SOLE                    11300
Express Scripts                COM              302182100     1961    35665 SH       SOLE                    35530
Exxon Mobil                    COM              30231G102     5238    65620 SH       SOLE                    65620
FMC Technologies               COM              30249U101      950    39885 SH       SOLE                    39885
General Electric               COM              369604103      661    40794 SH       SOLE                    40794
Genzyme Corp                   COM              372917104     1230    18540 SH       SOLE                    18420
Google Class A                 COM              38259P508      771     2506 SH       SOLE                     2506
Hansen Natural Corp            COM              411310105     1480    44126 SH       SOLE                    44126
Harris                         COM              413875105     3084    81060 SH       SOLE                    81060
Hewlett-Packard                COM              428236103     3082    84917 SH       SOLE                    84917
Johnson & Johnson              COM              478160104      990    16553 SH       SOLE                    16553
L-3 Communications             COM              502424104      976    13225 SH       SOLE                    13225
LabCorp                        COM              50540R409     3104    48185 SH       SOLE                    48185
McDonald's                     COM              580135101     5000    80397 SH       SOLE                    80397
Microsoft                      COM              594918104      838    43120 SH       SOLE                    43120
Omnicom Group                  COM              681919106      234     8710 SH       SOLE                     8710
Oracle                         COM              68389X105      583    32889 SH       SOLE                    32889
PepsiCo                        COM              713448108     2635    48116 SH       SOLE                    48116
Perrigo Inc                    COM              714290103     1742    53910 SH       SOLE                    53910
Precision Castparts            COM              740189105     1763    29633 SH       SOLE                    29633
Procter & Gamble               COM              742718109     1610    26051 SH       SOLE                    26051
Quality Systems Inc            COM              747582104     2163    49585 SH       SOLE                    49585
Rohm & Haas                    COM              775371107      222     3590 SH       SOLE                     3590
Schlumberger                   COM              806857108      524    12374 SH       SOLE                    12374
Sigma Aldrich                  COM              826552101     1803    42675 SH       SOLE                    42675
T. Rowe Price Group            COM              74144T108     1992    56205 SH       SOLE                    56205
Tower Group Inc                COM              891777104     2925   103675 SH       SOLE                   103675
United Technologies            COM              913017109      949    17705 SH       SOLE                    17705
Visa                           COM              92826C839      505     9630 SH       SOLE                     9630
Walgreen                       COM              931422109     1531    62061 SH       SOLE                    62061
Washington REIT                COM              939653101      374    13203 SH       SOLE                    13203
Wells Fargo                    COM              949746101     1283    43515 SH       SOLE                    43515
XTO Energy                     COM              98385X106     2375    67326 SH       SOLE                    67326
I-Shares S&P Midcap 400 Index                   464287507     1941 36390.0000SH      SOLE               36390.0000
S&P Depositary Receipts                         78462F103     6486 71875.0000SH      SOLE               71875.0000
Schwab Institutional Select S&                                 557 78374.6960SH      SOLE               78374.6960